UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811- 03343

                         SIT LARGE CAP GROWTH FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

                    Date of fiscal year end:  June 30, 2008

                    Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS
        -----------------------

Sit Large Cap Growth Fund, Inc.

THE FUND'S SCHEDULE OF INVESTMENTS AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

================================================================================
LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
           QUANTITY  Name of Issuer                           MARKET VALUE (1)
--------------------------------------------------------------------------------
COMMON STOCKS (95.1%) (2)
     COMMUNICATIONS (5.0%)
            134,200  AT&T, Inc.                                     5,139,860
             66,100  Crown Castle Intl. Corp. (3)                   2,279,789
             31,400  NII Holdings, Inc. (3)                           997,892
            119,300  Vodafone Group, A.D.R.                         3,520,543
                                                               --------------
                                                                   11,938,084
                                                               --------------
     CONSUMER DURABLES (0.4%)
             42,100  Activision Inc.                                1,149,751
                                                               --------------

     CONSUMER NON-DURABLES (6.5%)
             72,300  Coca-Cola Co.                                  4,400,901
             34,100  Colgate-Palmolive Co.                          2,656,731
             16,600  NIKE, Inc.                                     1,128,800
             56,400  PepsiCo, Inc.                                  4,072,080
             43,600  Procter & Gamble Co.                           3,055,052
                                                               --------------
                                                                   15,313,564
                                                               --------------
     CONSUMER SERVICES (4.3%)
              7,300  Apollo Group, Inc. (3)                           315,360
             79,650  Comcast Corp. (3)                              1,540,431
             57,500  International Game Technology                  2,312,075
             34,700  Marriott International, Inc.                   1,192,292
             61,700  McDonald's Corp.                               3,441,009
             69,300  News Corp.                                     1,299,375
                                                               --------------
                                                                   10,100,542
                                                               --------------
     ELECTRONIC TECHNOLOGY (12.0%)
             40,600  Analog Devices, Inc.                           1,198,512
             16,300  Apple Computer, Inc. (3)                       2,339,050
             94,900  Applied Materials, Inc.                        1,851,499
            207,000  Cisco Systems, Inc. (3)                        4,986,630
            233,300  EMC Corp. (3)                                  3,345,522
             77,000  Hewlett-Packard Co.                            3,515,820
            132,800  Intel Corp.                                    2,812,704
             96,900  Nokia Corp., A.D.R.                            3,084,327
             87,300  Qualcomm, Inc.                                 3,579,300
             57,700  Texas Instruments, Inc.                        1,631,179
                                                               --------------
                                                                   28,344,543
                                                               --------------
     ENERGY MINERALS (8.7%)
             32,900  Murphy Oil Corp.                               2,702,406
             57,200  Occidental Petroleum Corp.                     4,185,324
            117,800  Southwestern Energy Co. (3)                    3,968,682
             11,700  Suncor Energy, Inc.                            1,127,295
             35,900  Ultra Petroleum Corp. (3)                      2,782,250
             36,600  Valero Energy Corp.                            1,797,426
             66,082  XTO Energy, Inc.                               4,087,832
                                                               --------------
                                                                   20,651,215
                                                               --------------
     FINANCE (9.4%)
             25,000  American International Group, Inc.             1,081,250
             84,600  Bank of New York Mellon Corp.                  3,530,358
             44,600  Citigroup, Inc.                                  955,332
              4,400  CME Group, Inc.                                2,064,040
             32,800  Franklin Resources, Inc.                       3,181,272
             60,800  J.P. Morgan Chase & Co.                        2,611,360
             25,200  Lincoln National Corp.                         1,310,400
             29,275  Morgan Stanley                                 1,337,868
             42,100  Prudential Financial, Inc.                     3,294,325
             17,000  The Goldman Sachs Group, Inc.                  2,811,630
                                                               --------------
                                                                   22,177,835
                                                               --------------

================================================================================
LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
           QUANTITY  Name of Issuer                           MARKET VALUE (1)
--------------------------------------------------------------------------------
     HEALTH SERVICES (2.4%)
             28,000  McKesson Corp.                                 1,466,360
             50,000  Medco Health Solutions, Inc. (3)               2,189,500
             32,300  UnitedHealth Group, Inc.                       1,109,828
             18,800  WellPoint, Inc. (3)                              829,644
                                                               --------------
                                                                    5,595,332
                                                               --------------
     HEALTH TECHNOLOGY (11.8%)
             64,700  Abbott Laboratories                            3,568,205
             30,300  Allergan, Inc.                                 1,708,617
             83,100  Celgene Corp. (3)                              5,093,199
             52,500  Genentech, Inc. (3)                            4,261,950
             40,600  Genzyme Corp. (3)                              3,026,324
             71,800  Gilead Sciences, Inc. (3)                      3,699,854
             13,750  Johnson & Johnson                                891,963
             46,400  Medtronic, Inc.                                2,244,368
             31,700  Merck & Co., Inc.                              1,203,015
             41,100  Thermo Fisher Scientific, Inc. (3)             2,336,124
                                                               --------------
                                                                   28,033,619
                                                               --------------
     INDUSTRIAL SERVICES (6.0%)
             67,400  McDermott International, Inc. (3)              3,694,868
             27,700  National-Oilwell Varco, Inc. (3)               1,617,126
             69,500  Noble Corp.                                    3,452,065
             64,000  Schlumberger, Ltd.                             5,568,000
                                                               --------------
                                                                   14,332,059
                                                               --------------
     NON-ENERGY MINERALS (1.5%)
             18,100  Allegheny Technologies, Inc.                   1,291,616
             23,200  Freeport-McMoran Copper & Gold                 2,232,304
                                                               --------------
                                                                    3,523,920
                                                               --------------
     PROCESS INDUSTRIES (3.1%)
             24,500  Air Products and Chemicals, Inc.               2,254,000
             45,300  Monsanto Co.                                   5,050,950
                                                               --------------
                                                                    7,304,950
                                                               --------------
     PRODUCER MANUFACTURING (10.0%)
            132,000  ABB, Ltd., A.D.R.                              3,553,440
             41,300  Deere & Co.                                    3,322,172
             53,000  Emerson Electronic Co.                         2,727,380
             30,000  General Dynamics Corp.                         2,501,100
            104,400  General Electric Co.                           3,863,844
             23,500  ITT Corp.                                      1,217,535
             17,100  Lockheed Martin Corp.                          1,698,030
             33,700  The Boeing Co.                                 2,506,269
             33,800  United Technologies Corp.                      2,326,116
                                                               --------------
                                                                   23,715,886
                                                               --------------
     RETAIL TRADE (3.5%)
             94,900  CVS/Caremark Corp.                             3,844,399
             43,400  Target Corp.                                   2,199,512
             45,000  Wal-Mart Stores, Inc.                          2,370,600
                                                               --------------
                                                                    8,414,511
                                                               --------------
     TECHNOLOGY SERVICES (6.9%)
             46,500  Accenture, Ltd.                                1,635,405
             64,900  Adobe Systems, Inc. (3)                        2,309,791
              6,400  Google, Inc. (3)                               2,819,008
            182,300  Microsoft Corp.                                5,173,674
            111,800  Oracle Corp. (3)                               2,186,808
             39,500  SAP AG                                         1,958,015
              5,000  Visa, Inc. (3)                                   311,800
                                                               --------------
                                                                   16,394,501
                                                               --------------
     TRANSPORTATION (1.5%)
             26,600  Burlington Northern Sante Fe Corp.             2,453,052
             56,500  UTI Worldwide, Inc.                            1,134,520
                                                               --------------
                                                                    3,587,572
                                                               --------------

================================================================================
LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
           QUANTITY  Name of Issuer                           MARKET VALUE (1)
--------------------------------------------------------------------------------
     UTILITIES (2.1%)
             83,600  Equitable Research, Inc.                       4,924,040
                                                               --------------

Total common stocks                                               225,501,924
       (cost: $209,626,685)                                    --------------

SHORT-TERM SECURITIES (4.8%) (2)
         11,281,000  Sit Money Market Fund, 2.89% (4)              11,281,000
       (cost: $11,281,000)                                     --------------

Total investments in securities
       (cost: $220,907,685)                                    $  236,782,924
                                                               --------------


Other Assets and Liabilities, Net [+0.1%]                             314,138

                                                               --------------
Total Net Assets                                               $  237,097,062
                                                               ==============


                                                               --------------
Aggregate Cost                                                    220,907,685
                                                               --------------

Gross Unrealized Appreciation                                      26,918,108
Gross Unrealized Depreciation                                     (11,042,870)
                                                               --------------
Net Unrealized Appreciation(Depreciation)                          15,875,239
                                                               ==============

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2)  Percentage figures indicate percentage of total net assets.
(3)  Presently non-income producing securities.
(4)  This security represents an investment in an affiliated party.

ITEM 2. CONTROLS AND PROCEDURES
        -----------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Large Cap Growth Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS
        --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Large Cap Growth Fund, Inc.

By:     /s/ Paul E. Rasmussen
        ---------------------------------------
        Paul Rasmussen
        Vice President and Treasurer

Date:   April 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Paul E. Rasmussen
        ---------------------------------------
        Paul Rasmussen
        Vice President and Treasurer

Date:   April 28, 2008

By:     /s/ Eugene C. Sit
        ---------------------------------------
        Eugene C. Sit
        Chairman

Date:   April 28, 2008